Loans, Debentures, and Finance Leases - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans debentures and finance leases details 1 [abstract]
Loans, debentures and finance leases, beginning	R$ 13,426,845	R$ 11,214,773
New loans and debentures with cash effect	4,461,112	4,510,694
Interest accrued	873,202	925,421
Principal payment and financial leases	(3,715,838)	(2,467,391)
Interest payment	(737,564)	(769,740)
Monetary and exchange rate variation	804,273	37,937
Change in fair value	50,175	(24,849)
Loans, debentures and finance leases, ending	R$ 15,162,205	R$ 13,426,845